Share-Based Compensation - Option activity (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Feb. 08, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Number of options
Options outstanding, Beginning | shares		9,608,634
Number of options granted | shares		2,422,714
Forfeited | shares		506,540
Exercised | shares		1,333,087
Options outstanding, Ending | shares		10,191,721		9,608,634
Vested and expected to vest at ending | shares		10,191,721	10,191,721
Exercisable at ending | shares		5,335,293	5,335,293
Weighted average exercise price
At the beginning (in dollars per share)		¥ 12.51
Granted (in dollars per share)		14.49
Forfeited (in dollars per share)		44.32
Exercised (in dollars per share)		16.59
Outstanding at ending (in dollars per share)		16.07		¥ 12.51
Vested and expect to vest		16.07	¥ 16.07
Weighted average exercise price		15.74	¥ 15.74
Weighted average grant date fair value
At the beginning		65.93
Weighted average grant-date fair value | (per share)		55.08	¥ 55.08	121.62	¥ 102.74
Outstanding at ending		62.08		¥ 65.93
Vested and expected to vest at ending		62.08
Exercisable at ending		¥ 50.36
Weighted average remaining contract life and Aggregate intrinsic value
Outstanding		4 years 11 months 19 days		5 years 5 months 15 days
Vested and expect to vest (in years)		4 years 11 months 19 days
Exercisable at ending		4 years 4 months 2 days
Outstanding | ¥		¥ 517,605	¥ 517,605	¥ 1,141,255
Vested and expected to vest at ending | ¥		517,605	517,605
Exercisable at ending | ¥		287,997	287,997
Unrecognized share-based compensation expense | ¥		291,247	¥ 291,247
Share-based compensation expenses | ¥		¥ 234,624		¥ 105,219	¥ 54,283
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period		2 years 4 months 6 days
Weighted average grant-date fair value | (per share)		¥ 55.08	¥ 55.08	¥ 121.62	¥ 102.74
Options exercised | ¥		¥ 74,380		¥ 0	¥ 0
Share-based compensation expenses related to share options without IPO condition | ¥		¥ 228,312		¥ 104,750	¥ 54,283
Share-based compensation expense | ¥	¥ 79,804